Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Table
Debt at December 31, consisted of:

	2017		2016
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	$498.8	$520.7	$498.4	$528.8
2.45% Senior Notes due 2027 (issued: $500.0, August 2016)	496.1	477.9	495.8	464.6
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	296.1	382.3	295.9	380.1
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	395.3	516.9	395.2	499.0
4.35% Senior Notes due 2044 (issued: $350.0, April 2014)	346.5	388.7	346.4	362.3
3.70% Senior Notes due 2045 (issued: $400.0, January 2015)	395.2	402.9	395.1	372.5
4.125% Senior Notes due 2047 (issued: $850.0, April 2017)	841.2	917.1	0	0
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (issued: $1,000.0, June 2007; outstanding: $0 and $594.6)	0	0	594.1	581.2
Other debt instruments	37.1	37.1	127.3	127.3
Total	$3,306.3	$3,643.6	$3,148.2	$3,315.8

Aggregate Principal Payments on Debt Outstanding	Aggregate required principal payments on debt outstanding at December 31, 2017, are as follows:

(millions)
Year	Payments
2018	$25.0
2019	12.1
2020	0
2021	500.0
2022	0
Thereafter	2,800.0
Total	$3,337.1

Cash Flow Hedging [Member]
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The following table shows the original gain (loss) recognized at debt issuance and the unamortized balance at December 31, 2017, on a pretax basis:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2017
3.75% Senior Notes	$(5.1)	$(2.1)
6 5/8% Senior Notes	(4.2)	(2.7)
6.25% Senior Notes	5.1	3.6
4.35% Senior Notes	(1.6)	(1.5)
3.70% Senior Notes	(12.9)	(12.2)
4.125% Senior Notes	(8.0)	(7.9)

Other Debt Instruments [Member]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The other debt instruments reported in the table above represent ARX indebtedness and consist of:

	December 31, 2017		December 31, 2016
Type of debt instrument	Number of Instruments	Carrying Value	Number of Instruments	Carrying Value	Stated Maturity Date(s)
Term loans	2	$37.1	2	$62.1	December 2018 and 2019
Junior subordinated notes	0	0	2	41.2	NA
Senior notes	0	0	4	24.0	NA
Total		$37.1		$127.3
NA - Not applicable as the notes were redeemed during 2017.